Convertible Notes Payable (Tables)	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

The balances of the Company’s convertible notes payable consist of the following:

	March 31, 2021	December 31, 2020
May 2019 Notes	$409,809	$462,085
August 2020 Notes	380,638	588,182
December 2020 Notes	45,729	244,000
March 2021 Notes	350,000	-
	1,186,176	1,294,267
Debt Discount	(924,199)	(1,084,944)

Total	$261,977	$209,323